FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Amortized cost.
Financial assets by category
Financial assets.	$ 271,076,659	$ 218,918,004
Mandatorily measured at fair value through profit or loss
Financial assets by category
Financial assets.	11,695,528	11,922,317
Cash and cash equivalents. | Amortized cost.
Financial assets by category
Financial assets.	44,473,270	48,129,194
Other financial assets | Amortized cost.
Financial assets by category
Financial assets.	634,553	657,612
Other financial assets | Mandatorily measured at fair value through profit or loss
Financial assets by category
Financial assets.	11,695,528	11,922,317
Trade receivables | Amortized cost.
Financial assets by category
Financial assets.	207,320,974	158,006,474
Other receivables. | Amortized cost.
Financial assets by category
Financial assets.	$ 18,647,862	$ 12,124,724